Credit Risk - Group Level Credit Risk Management, Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
PMAs	£ 341	£ 414
Individually assessed	101	160
Stage 3 ECL
Disclosure of credit risk exposure [line items]
Individually assessed	100	157
Minimum | Stage 3 ECL
Disclosure of credit risk exposure [line items]
ECL under reasonably possible judgements	38
Maximum | Stage 3 ECL
Disclosure of credit risk exposure [line items]
ECL under reasonably possible judgements	155
Non Covid-19 PMAs
Disclosure of credit risk exposure [line items]
PMAs	105	124
Non Covid-19 PMAs | Long-term indeterminate arrears
Disclosure of credit risk exposure [line items]
PMAs	14	29
Non Covid-19 PMAs | Long-term indeterminate arrears | No delay in repossession
Disclosure of credit risk exposure [line items]
Post model adjustments under reasonably possible judgements	11
Non Covid-19 PMAs | Long-term indeterminate arrears | Three-year repossession delay
Disclosure of credit risk exposure [line items]
Post model adjustments under reasonably possible judgements	15
Non Covid-19 PMAs | 12+ months in arrears
Disclosure of credit risk exposure [line items]
PMAs	29	34
Non Covid-19 PMAs | 12+ months in arrears | No delay in repossession
Disclosure of credit risk exposure [line items]
Post model adjustments under reasonably possible judgements	21
Non Covid-19 PMAs | 12+ months in arrears | Three-year repossession delay
Disclosure of credit risk exposure [line items]
Post model adjustments under reasonably possible judgements	32
Non Covid-19 PMAs | Cladding risk
Disclosure of credit risk exposure [line items]
PMAs	£ 15	0
Decrease in valuation of high risk flats, percent	20.00%
Decrease in valuation of medium risk flats, percent	10.00%
Non Covid-19 PMAs | Mortgages affordability
Disclosure of credit risk exposure [line items]
PMAs	£ 18	0
Mortgages moved from stage 1 to stage 2	4,200
Non Covid-19 PMAs | Mortgages affordability | Different sensitivities to PD uplifts | Minimum
Disclosure of credit risk exposure [line items]
Post model adjustments under reasonably possible judgements	14
Non Covid-19 PMAs | Mortgages affordability | Different sensitivities to PD uplifts | Maximum
Disclosure of credit risk exposure [line items]
Post model adjustments under reasonably possible judgements	27
Non Covid-19 PMAs | UPL loss floor
Disclosure of credit risk exposure [line items]
PMAs	21	31
Non Covid-19 PMAs | UPL loss floor | Increased PD stress factor
Disclosure of credit risk exposure [line items]
Post model adjustments under reasonably possible judgements	16
Covid-19 PMAs
Disclosure of credit risk exposure [line items]
PMAs	236	290
Covid-19 PMAs | Corporate lending to segments affected by Covid-19
Disclosure of credit risk exposure [line items]
PMAs	176	193
Covid-19 PMAs | Corporate lending to segments affected by Covid-19 | Lowest observed PD stress factor
Disclosure of credit risk exposure [line items]
Post model adjustments under reasonably possible judgements	23
Covid-19 PMAs | Corporate lending to segments affected by Covid-19 | Highest observed PD stress factor
Disclosure of credit risk exposure [line items]
Post model adjustments under reasonably possible judgements	287
Covid-19 PMAs | Corporate single large exposure
Disclosure of credit risk exposure [line items]
PMAs	23	35
Covid-19 PMAs | Corporate single large exposure | One average losses
Disclosure of credit risk exposure [line items]
Post model adjustments under reasonably possible judgements	12
Covid-19 PMAs | Corporate single large exposure | Three average losses
Disclosure of credit risk exposure [line items]
Post model adjustments under reasonably possible judgements	35
Covid-19 PMAs | Model underestimation
Disclosure of credit risk exposure [line items]
PMAs		20
Covid-19 PMAs | Model underestimation | Full lifetime losses
Disclosure of credit risk exposure [line items]
PMAs	28
Covid-19 PMAs | Model underestimation | Corrected model underestimation
Disclosure of credit risk exposure [line items]
Post model adjustments under reasonably possible judgements	12
Covid-19 PMAs | Model underestimation | Model uplift estimation
Disclosure of credit risk exposure [line items]
Post model adjustments under reasonably possible judgements	29
Covid-19 PMAs | SME debt burden
Disclosure of credit risk exposure [line items]
PMAs	9	£ 0
Covid-19 PMAs | SME debt burden | Full lifetime losses
Disclosure of credit risk exposure [line items]
Post model adjustments under reasonably possible judgements	3
Covid-19 PMAs | SME debt burden | 50% coverage on all accounts
Disclosure of credit risk exposure [line items]
Post model adjustments under reasonably possible judgements	£ 15